Note 17 - Leases	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of leases [text block]

Note 17. Leases

Leases

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. The commencement date for the lease of the 839 square meters of office space was February 1, 2021, and the lease continues for a term of 10 years from that date. The commencement date for the additional laboratory space was August 13, 2021, and the lease continues for a term of 10 years with a subsequent 12-month cancellation notice period. The lease agreement contains an early termination provision which would trigger a termination fee of $2.7 million. As of December 31, 2024, the monthly payment is approximately $26,621 which consists of approximately $11,075 for the office space and approximately $15,547 for the laboratory space. Throughout the term, the lease is subject to annual increases ranging from two to four percent on the annual lease payment amount.

The Company had one lease in Copenhagen, Denmark as of December 31, 2024.

For the years ended December 31, 2024, 2023 and 2022, the expense recognized in operating expense related to short term and variable lease payments not included in the lease liabilities was immaterial. For the years ended December 31, 2024, 2023 and 2022, the Company recognized $0.2 million, $0.2 million, and $0.2 million, respectively, of depreciation expense related to its right-of-use lease asset in operating expense. For the years ended December 31, 2024, 2023 and 2022, the Company recognized $0.2 million, $0.2 million, and $0.2 million, of interest expense related to its lease liabilities. The Company recognized a total of $0.4 million, $0.4 million, and $0.4 million related to lease expenses in the consolidated statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2022, respectively.

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2023	$2,096	$2,222
Additions	—	—
Depreciation	(203)	—
Interest Expense	—	161
Payments	—	(331)
Translation	(150)	(118)
At December 31, 2024	$1,743	$1,934

	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2022	$2,224	$2,255
Additions	—	45
Depreciation	(216)	—
Interest Expense	—	172
Payments	—	(326)
Translation	88	76
At December 31, 2023	$2,096	$2,222

The total cash outflow for leases were $0.3 million and $0.3 million in during the years ended December 31, 2024 and 2023, respectively.